Subsequent Events (Details Narrative)		1 Months Ended		2 Months Ended			3 Months Ended						4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 02, 2020 USD ($) shares	May 01, 2020 USD ($) shares	Apr. 19, 2020 USD ($) $ / shares	Jun. 01, 2020 USD ($) shares	May 30, 2020 USD ($) $ / shares shares	Mar. 01, 2019 USD ($) shares	Jul. 15, 2020 USD ($)	Jul. 15, 2020 CAD ($)	Jul. 01, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Apr. 02, 2019 USD ($) shares	Mar. 31, 2019 USD ($)	May 01, 2019 USD ($) shares	Jun. 01, 2019 USD ($) shares	Jul. 02, 2019 USD ($) shares	Aug. 01, 2019 USD ($) shares	Sep. 02, 2019 USD ($) shares	Oct. 02, 2019 USD ($) shares	Nov. 02, 2019 USD ($) shares	Dec. 08, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	May 30, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Common stock issued to settle deferred purchase consideration										$ 842,432		$ 196,783									$ 5,587,675
Debentures [Member]
Principal of debt							$ 94,827	$ 134,000
Conversion to equity					$ 56,656					(338,077)												$ 78,000	$ (5,240,736)
Interest protion							9,025	12,600		$ 1,499
Warrants Granted during the period | shares					10,727
Warrants Exercisable price | $ / shares					$ 3.75
Debentures [Member]
Principal of debt							610,000
Conversion to equity					$ 12,000
Interest protion							134,098
Warrants Granted during the period | shares					251,853
Warrants Exercisable price | $ / shares					$ 3.75
Debentures [Member]
Principal of debt							229,145	307,000
Conversion to equity					$ 210,931																	$ 290,400
Interest protion							48,763	65,331
Warrants Granted during the period | shares					72,729
Warrants Exercisable price | $ / shares					$ 5.00
Debentures [Member]
Principal of debt							1,073,000
Conversion to equity					$ 720,000
Interest protion							227,060
Debentures [Member]
Principal of debt							865,824	1,160,000
Interest protion							$ 161,944	$ 216,967
Subsequent Event [Member]
Principal of debt			$ 200,000
Interest protion			37,699
Settled by the issuance of common shares			$ 106,735
Conversion price | $ / shares			$ 3.20
Virtual Generation [Member]
Share issued for acquisition, shares | shares	61,040	24,390		29,300		32,848			35,130		29,975		33,105	37,256	35,751	35,048	33,353	26,285	28,565	26,610
Common stock issued to settle deferred purchase consideration	$ 90,745	$ 91,265		$ 92,321		$ 101,249			$ 93,239		$ 86,328		$ 93,018	$ 92,961	$ 93,875	$ 91,810	$ 91,255	$ 90,526	$ 92,608	$ 91,922